Related Party Balances and Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Summary of Related Party Balances
Ordinary Shares to be issued to Everest*

	As of December 31,	As of September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Everest (Note 16)	258,119	—	—

Loans to an affiliate

	As of December 31,	As of September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (Note(i))	—	52,000	7,659

Summary of Related Party Transactions
Receipt of CRO services—recognized in research and development expenses

	Nine Months Ended September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Tasly Pharmaceutical Group Co., Ltd.	5,590	—	—

Receipt of research and development funding

	Nine Months Ended September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Everest (Note 16)	52,207	—	—

Project development fee – recognized in research and development expenses

	Nine Months Ended September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	—	690	102